Fair value option - Changes in Fair Value of the Loans and Long-Term Debt and the Location of the Changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment and other income | Loans Receivable
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in the fair value	$ 12	$ 3	$ 0
Foreign exchange and other trading revenue (losses) | Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in the fair value	$ (4)	$ (12)	$ (26)